[GRAPHICS OMITTED]

                                 HILLIARD LYONS

                                  SENBANC FUND

                                    SENBANC

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                       J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

SIX MONTHS ENDED DECEMBER 31, 2001

TO: SHAREHOLDERS OF SENBANC FUND

For the calendar year ending December 31, 2001, your Fund's total return was 20.7%. For the first six months of its fiscal year ending June 30, 2002, total return was 4.0%. From inception, July 8, 1999 through December 31, 2001, average annual total return for Senbanc Fund was 10.9%. These rates of total return exclude the 2.25% sales charge; if reflected, the sales charge would have reduced the performance of the Fund.

For calendar 2001, Senbanc Fund outperformed the S&P 500 Index by 32.6 percentage points; the S&P Bank Index by 23.1 percentage points; the Nasdaq Bank Index by 10.6 percentage points. Senbanc Fund is a managed fund, and these are unmanaged indexes.

In terms of performance, the decline in Senbanc Fund's net asset value (NAV) from its August 16 peak to the tragedy of September 11, was twice as large as its NAV decline from the re-opening of markets on September 17, through the 2001 market low recorded one week later on September 21. The S&P 500 Index peaked on August 22. We mention this to draw attention to the market's reaction to poor economic performance leading to a recession now declared to have begun in March 2001, and confirmed by two consecutive quarters of decline in economic activity in the second half of 2001.

We are pleased with Senbanc Fund's performance this year, especially against our primary comparative measure, the S&P 500 Index. But we are not surprised by this performance. Volatile markets provide us with opportunities to add stocks to the portfolio at depressed prices, and to add to existing positions and thus lower our average cost. We cannot claim that we recognized these opportunities when they arose, but we point instead to a disciplined investment approach that requires that we buy even when markets decline. An additional strength of our investment approach is the consistent nature of the process. Because our stock selection process is based on an algorithm that is driven by financial ratios and other quantitative information, we are consistent in our measurement of the fundamental profile of an undervalued stock.

One consequence of this approach is the selling of stocks that move, based on our analysis, from an undervalued to an adequately valued condition. Accordingly, on December 17, 2001, Senbanc Fund distributed income and capital gains to shareholders, equal to 8.2% of the Fund's NAV.

For the coming year, we hope to demonstrate to shareholders that our disciplined approach to investing can provide good and consistent returns. We have performed well in a poor economic and stock market environment, and look forward to maintaining a portfolio of stocks that can benefit from America's promise.

Comparative Performance

                                                          (Average Annual)
                                   One Year               Inception to Date
Total Return                  1/1/01 to 12/31/01         7/8/99 to 12/31/01
---------------             ----------------------     ----------------------
Senbanc Fund (N.A.V.)*              20.7%                       10.9%
Senbanc Fund (Load)*                17.9%                        9.9%
Nasdaq Bank Index**                 10.1%                        5.8%
S&P Bank Index**                    (2.4)%                      (4.9)%
S&P 500 Index**                    (11.9)%                      (6.6)%


                                   Yours very truly,

                                   /s/ JAMES M. ROGERS
                                       JAMES M. ROGERS
                                       President, Hilliard Lyons Research Trust

* Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund (Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund for the periods presented. Performance would have been lower absent the expense limitation.

   The Fund may have invested in stocks that have experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified Fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. Because of this, the Fund may experience greater volatility in investment performance.

   The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

** The Nasdaq Bank Index is an unmanaged index of unlisted  banks.  The S&P Bank
   Index is an unmanaged index of 31 of the largest U.S. Banks. The S&P 500 Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but do not include any expenses associated with operating a mutual fund.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2001

COMMON STOCK--91.6%
--------------------------------------------------------------------------------
             SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 89.6%
--------------------------------------------------------------------------------
                                                                       MARKET
SHARES       DESCRIPTION                                               VALUE
------       -----------                                            -----------
    85,700   ABC Bancorp ...................................        $ 1,144,095
    74,849   AmericanWest Bancorp* .........................            916,900
    89,620   Capital Corp of the West* .....................          1,321,895
    10,200   Cass Information Systems, Inc. ................            249,900
    23,800   Cathay Bancorp, Inc. ..........................          1,524,390
    42,200   CB Bancshares, Inc. (HI) ......................          1,492,825
    30,900   Corus Bankshares, Inc. ........................          1,402,860
    47,600   First Banks America, Inc.* ....................          1,500,352
     4,625   First Financial Bankshares, Inc. ..............            139,213
     9,200   First of Long Island Corp. ....................            355,580
    49,300   First State Bancorp ...........................          1,050,090
     9,600   GBC Bancorp (CA) ..............................            283,200
    69,400   Granite State Bankshares, Inc. ................          1,637,840
    65,200   Habersham Bancorp .............................          1,043,200
    30,660   Indiana United Bancorp ........................            552,493
    62,700   Merchants Bancshares, Inc. ....................          1,504,800
    15,200   Peoples Bancorp of North Carolina .............            218,120
    13,000   Princeton National Bancorp, Inc. ..............            210,730
   120,900   Progress Financial Corp.* .....................            906,750
    28,600   Regions Financial Corp. .......................            859,144
    32,400   Royal Bancshares of Pennsylvania, Inc., Class A            652,860
    54,300   Silicon Valley Bancshares* ....................          1,451,439
    54,450   Southern Financial Bancorp, Inc. ..............          1,441,292
    21,772   State Bancorp, Inc. ...........................            332,023
     5,300   Suffolk Bancorp ...............................            289,168
    20,200   Summit Bancshares, Inc. (TX) ..................            365,216
    10,800   Tompkins Trustco, Inc. ........................            434,700
    18,800   TriCo Bancshares ..............................            357,162
    13,200   U.S. Bancorp ..................................            276,276
    46,400   Wachovia Corp. ................................          1,455,104
                                                                    -----------
                                                                     25,369,617
                                                                    -----------

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2001

COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
                                                                       MARKET
SHARES       DESCRIPTION                                               VALUE
------       -----------                                            -----------
             STATE & NATIONAL BANKS -- 2.0%
--------------------------------------------------------------------------------
    14,100   Capital Crossing Bank* ........................        $   258,735
    18,000   South Financial Group, Inc. ...................            319,500
                                                                    -----------
                                                                        578,235
                                                                    -----------
                    TOTAL COMMON STOCK (COST $22,880,949) ..         25,947,852
                                                                    -----------
PRINCIPAL
---------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
             -------------------------------------------------------------------
 2,450,000   Federal Home Loan Bank Discount Note,
             1.47%, 01/02/02 ...............................          2,449,900
                                                                    -----------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $2,449,900) ......................          2,449,900
                                                                    -----------
                    TOTAL INVESTMENTS -- 100.3%
                    (COST $25,330,849) .....................         28,397,752

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.3)% .....................            (87,016)
                                                                    -----------
                    NET ASSETS -- 100.0% ...................        $28,310,736
                                                                    ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)
                                DECEMBER 31, 2001

ASSETS:
Investment in securities, at market value
   (cost $25,330,849) .................................................................      $28,397,752
Cash ..................................................................................            3,638
Receivable for:
   Dividends and interest .............................................................           44,426
   Capital shares sold ................................................................           77,218
   Reimbursement from Advisor .........................................................            5,113
Other assets ..........................................................................            8,213
                                                                                             -----------
         Total Assets .................................................................       28,536,360
                                                                                             -----------
LIABILITIES:
Payables for:
   Capital shares redeemed ............................................................           26,808
   Investment securities purchased ....................................................           79,275
   Accrued expenses ...................................................................          119,541
                                                                                             -----------
        Total Liabilities .............................................................          225,624
                                                                                             -----------
NET ASSETS ............................................................................      $28,310,736
                                                                                             ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................      $25,004,124
Undistributed net investment income ...................................................           54,919
Accumulated net realized gain on investments ..........................................          184,790
Net unrealized appreciation on investments ............................................        3,066,903
                                                                                             -----------
NET ASSETS FOR 2,457,417 SHARES OUTSTANDING ...........................................      $28,310,736
                                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($28,310,736 / 2,457,417 outstanding shares of beneficial interest, $0.01 par value,
   unlimited shares authorized) .......................................................           $11.52
                                                                                             ===========
Maximum offering price per share (100/97.75 of $11.52) ................................           $11.79
                                                                                             ===========

                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS
                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED
                                                                                    DECEMBER 31,
                                                                                        2001
                                                                                    (UNAUDITED)
                                                                                    ------------
INVESTMENT INCOME:
     Dividends ...............................................................      $   242,455
     Interest ................................................................           50,511
                                                                                     ----------
          Total income .......................................................          292,966
                                                                                     ----------

EXPENSES:
     Advisory fees ...........................................................           79,409
     12b-1 fees ..............................................................           79,409
     Accounting/Administrative fees ..........................................           49,999
     Transfer agent fees .....................................................           26,365
     Custodian fees ..........................................................           12,960
     Professional fees .......................................................           37,333
     Shareholder reports .....................................................           20,028
     Registration fees .......................................................            4,379
     Trustees' fees ..........................................................           10,307
     Miscellaneous ...........................................................           12,967
                                                                                     ----------
          Total expenses .....................................................          333,156
               Expenses reimbursed and fees waived ...........................         (101,546)
                                                                                     ----------
          Net expenses .......................................................          231,610
                                                                                     ----------
NET INVESTMENT INCOME ........................................................           61,356
                                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ........................................          770,337
     Net change in unrealized appreciation/depreciation on investments .......          228,219
                                                                                     ----------
     Net realized and unrealized gain on investments .........................          998,556
                                                                                     ----------
     Net increase in net assets resulting from operations ....................       $1,059,912
                                                                                     ==========

                        See notes to financial statements.


                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                                                                                FOR THE SIX
                                                                                MONTHS ENDED          FOR THE
                                                                                DECEMBER 31,        FISCAL YEAR
                                                                                    2001               ENDED
                                                                                (UNAUDITED)        JUNE 30, 2001
                                                                                -----------        -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income .................................................        $61,356        $   360,833
     Net realized gain on investments ......................................        770,337          1,402,325
     Net change in unrealized appreciation/depreciation on investments .....        228,219          5,361,195
                                                                                -----------        -----------
          Net increase in net assets resulting from operations .............     1,059,9127          7,124,353
                                                                                -----------        -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
     Net investment income .................................................       (251,973)          (115,297)
     Net realized gain .....................................................     (1,987,879)          (143,585)
                                                                                -----------        -----------
          Total distributions ..............................................     (2,239,852)          (258,882)
                                                                                -----------        -----------

FROM SHARE TRANSACTIONS(A):
     Proceeds from shares sold .............................................      3,072,425          4,246,435
     Reinvestment of distributions .........................................      2,069,170            240,981
     Shares redeemed .......................................................       (892,159)        (2,885,050)
                                                                                                  ------------
          Net increase in net assets from share transactions ...............      4,249,436          1,602,366
                                                                                -----------        -----------
TOTAL INCREASE IN NET ASSETS ...............................................      3,069,496          8,467,837
                                                                                -----------        -----------

NET ASSETS:
     Beginning of period ...................................................     25,241,240         16,773,403
                                                                                -----------        -----------
     End of period .........................................................    $28,310,736        $25,241,240
                                                                                ===========        ===========
     Undistributed net investment income, end of period ....................    $    54,919        $   245,536


                                                                                            SHARES
(A)CAPITAL SHARE TRANSACTIONS: .............................................    ------------------------------
     Shares sold ...........................................................        255,957            401,727
     Reinvestment of distributions .........................................        183,112             23,978
     Shares redeemed .......................................................        (75,644)          (278,129)
                                                                                -----------        -----------
          Net increase in shares ...........................................        363,425            147,576
                                                                                ===========        ===========

                       See notes to financial statements.

                                   SENBANC FUND
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                              FOR THE SIX
                                                                              MONTHS ENDED     FOR THE      FOR THE PERIOD
                                                                              DECEMBER 31,    FISCAL YEAR   JULY 8, 1999*
                                                                                  2001           ENDED         THROUGH
                                                                              (UNAUDITED)    JUNE 30, 2001  JUNE 30, 2000
                                                                              ------------   -------------  --------------
Net asset value:
   Beginning of period ....................................................      $ 12.05         $ 8.62         $ 10.00
                                                                                 -------        -------         -------
Net investment income .....................................................         0.03           0.18            0.16
Net realized and unrealized gain (loss) on investments ....................         0.43           3.38           (1.38)
                                                                                 -------        -------         -------
Total from investment operations ..........................................         0.46           3.56           (1.22)
                                                                                 -------        -------         -------
Less distributions from:
Net investment income .....................................................        (0.11)         (0.06)          (0.16)
Realized gains on investments .............................................        (0.88)         (0.07)             --
                                                                                 -------        -------         -------
Total distributions .......................................................        (0.99)         (0.13)          (0.16)
                                                                                 -------        -------         -------
Net asset value:
   End of period ..........................................................      $ 11.52        $ 12.05         $  8.62
                                                                                 =======        =======         =======
Total Investment Return (excludes sales charge) ...........................         4.03%**       41.64%         (12.20)%**

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets,
   including waivers ......................................................         1.75%***       1.75%           1.75%***
Ratio of operating expenses to average net assets,
   excluding waivers ......................................................         2.52%***       2.75%           2.75%***
Ratio of net investment income to average net assets,
   including waivers ......................................................         1.23%***       1.74%           1.98%***
Ratio of net investment income to average net assets,
   excluding waivers ......................................................         0.46%***       0.74%           0.98%***
Portfolio turnover rate ...................................................        24.29%**       43.15%          12.93%**
Net assets, end of period (000s omitted) ..................................      $28,311        $25,241         $16,773

*  Commencement of Operations
** Not annualized
***Annualized

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-ended management investment company organized as a Delaware business trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

3. PORTFOLIO TRANSACTIONS

During the period ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                     Purchases ................ $11,026,618
                     Sales ....................   5,543,424

The cost of investments for Federal income tax purposes and financial reporting is the same. At December 31, 2001, the gross unrealized appreciation and depreciation of investments was $3,346,849 and $279,946, respectively, resulting in net unrealized appreciation of $3,066,903.

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. The Advisor has agreed to waive its advisory fee and reimburse fund expenses in order to limit the total annual operating expenses of the Fund to 1.75% of average daily net assets. During the period ended December 31, 2001, the Advisor waived its fee in the amount of $79,409, and reimbursed the Fund in the amount of $22,137.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. ("Distributor"), an affiliate of the Advisor, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the period ended December 31, 2001, the Distributor earned $6,643 for commissions on sales of the Fund's shares.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor. Trustees and officers of the Trust who are "interested persons" of the Trust receive no compensation from the Trust.

5. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES

   William W. Crawford, Jr.    W. Patrick Mulloy
   Robert L. Decker            James W. Stuckert


                                    OFFICERS

   James W. Stuckert -- CHAIRMAN
   James M. Rogers -- PRESIDENT
   Alan F. Morel -- VICE PRESIDENT
   Joseph C. Curry, Jr. -- TREASURER
   Jeannie Oster -- SECRETARY
   Ann F. Cody -- ASST. SECRETARY
   Pat A. Colletti -- ASST. SECRETARY


                                   DISTRIBUTOR

   J.J.B. Hilliard, W.L. Lyons, Inc.
   501 South 4th Street
   Louisville, KY 40202


                                 TRANSFER AGENT

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809


                                    CUSTODIAN

   PFPC Trust Company
   The Eastwick Center
   8800 Tinicum Blvd.
   Philadelphia, PA 19153


                                    AUDITORS

   Ernst & Young LLP


                                  LEGAL COUNSEL

   Vedder, Price, Kaufman & Kammholz

   This report is intended for the information of shareholders of the Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001